Notes to the Consolidated Statements of Operations - General and administrative expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Notes to the Consolidated Statements of Operations
Amortization, depreciation and impairment			€ (8,985)	€ (9,993)
General and administrative expenses
Notes to the Consolidated Statements of Operations
Personnel	€ (5,196)	€ (4,986)	(10,463)	(11,157)
Maintenance and lease	(2,113)	(1,260)	(3,473)	(2,304)
Third-party services	(6,708)	(4,688)	(12,527)	(12,307)
Legal and other professional services	(8,900)	(2,298)	(10,475)	(3,799)
Amortization, depreciation and impairment	(1,895)	(2,225)	(4,074)	(4,456)
Other	(582)	(474)	(791)	(1,027)
Total	€ (25,394)	€ (15,931)	€ (41,803)	€ (35,050)